Other Gains And Charges (Narrative) (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended							9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jun. 24, 2015	Mar. 25, 2015	Dec. 24, 2014	Jun. 25, 2014	Mar. 26, 2014	Dec. 25, 2013	Sep. 25, 2013	Mar. 25, 2015	Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Restructuring Cost and Reserve [Line Items]
Proceeds from Legal Settlements			$ 8,600
Litigation reserves				$ 5,800	$ 39,500					$ 0	$ 39,500	$ 0
Restaurant impairment charges		$ 1,500		700	3,200		$ 1,300			2,255	4,502	5,276
Impairment of real estate											900
Impairment of liquor licenses										205	0	170
Loss (gain) on the sale of assets, net									$ 1,093	1,093	(608)	(11,228)
Restaurant closure charges										1,736	3,413	3,637
Lease termination charges											2,300
Severance and other benefits		900		$ 300	$ 1,000	$ 700	$ 200	$ 200		1,182	2,140	2,235
Acquisition costs		$ 1,100								1,100	0	0
Gain on sale of land											2,900
Loss on extinguishment of debt										$ 0	$ 0	$ 15,768
5.75% Notes [Member]
Restructuring Cost and Reserve [Line Items]
Stated interest rate					5.75%						5.75%
Loss on extinguishment of debt											$ 15,800
Sale Of Macaroni Grill [Member]
Restructuring Cost and Reserve [Line Items]
Proceeds from Sale	$ 8,300